Document and Entity Information	Aug. 10, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 10, 2023
Entity Registrant Name	GENERATION INCOME PROPERTIES, INC.
Entity Central Index Key	0001651721
Entity Emerging Growth Company	true
Amendment Description	In this Current Report on Form 8-K/A, the terms "we", "us", "our" and the “Company” refer to Generation Income Properties, Inc. and its consolidated subsidiaries, unless the context indicates otherwise. On August 14, 2023, we filed a Current Report on Form 8-K (the "Original Form 8-K"), to report that on August 10, 2023, Generation Income Properties, Inc. and its operating partnership, Generation Income Properties, L.P. (“GIP Operating Partnership”), entered into an Agreement of Purchase and Sale (the “Purchase Agreement”) with Modiv Inc. and certain affiliates thereof (collectively, “Modiv”), pursuant to which GIP Operating Partnership purchased from Modiv a portfolio of 13 net leased properties (the “Modiv Portfolio”). The Modiv Portfolio consists of eleven (11) retail properties and two (2) office properties. As disclosed in the Original 8-K, the transactions contemplated by the Purchase Agreement closed on August 10, 2023. The properties comprising the Modiv Portfolio are located across seven states and aggregate approximately 200,000 rentable square feet. We are amending the Original Form 8-K to provide the historical financial statements required by Item 9.01(a) of Form 8-K and to provide the pro forma financial information required by Item 9.01(b) of Form 8-K, which financial statements and pro forma information were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K. This amendment reports no other updates or amendments to the Original Form 8-K.
Entity Ex Transition Period	false
Entity File Number	001-40771
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4427295
Entity Address, Address Line One	401 East Jackson Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(813)
Local Phone Number	448-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GIPR
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	GIPRW
Security Exchange Name	NASDAQ